Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2012
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPLX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPMX
SteelPath MLP Alpha Plus Fund (Prospectus Summary) | SteelPath MLP Alpha Plus Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLPNX